Description on Plan (Narrative II) (Details) - EBP 005 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum borrowing term	5 years
Term after date of reemployed where repayment must be made to resume as covered employee	5 years
Forfeited nonvested account, decrease from employer contribution	$ 534,489
Forfeited nonvested account, decrease from administrative expense	412,105
Forfeited nonvested account	$ 110,378	$ 226,464
Group 6 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Group 9 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
PNG Salaried Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
PNG Union Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
Delta Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Years of service	3 years
Minimum [Member]
EBP, Description of Plan [Line Items]
Note receivable from participant, interest rate	4.25%
Maximum [Member]
EBP, Description of Plan [Line Items]
Account balance benchmark where lump-sum distribution will be received	$ 1,000
Account balance benchmark where direct rollover can be designated	$ 5,000
Note receivable from participant, interest rate	8.50%